Derivative Instruments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	₨ 85,223.0	$ 1,286.4	₨ 72,415.7
Derivative liabilities	78,582.4	$ 1,186.1	71,767.5
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	85,223.0		72,415.7
Derivative liabilities	78,582.4		71,767.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	0.0		0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	85,223.0		72,415.7
Derivative liabilities	78,582.4		71,767.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0		0.0
Derivative liabilities	₨ 0.0		₨ 0.0